Income taxes - Schedule of Income Tax Paid (Net of Refunds) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expenses [Line Items]
Canada federal	$ 4.1	$ 4.6
Canada provincial	0.0	0.3
Foreign:
Total income tax received	(73.4)	(56.7)
United States federal - primarily sale of tax credits
Foreign:
Income tax paid (received), foreign	(99.4)	(65.3)
United States - state
Foreign:
Income tax paid (received), foreign	3.6	3.2
Peru
Foreign:
Income tax paid (received), foreign	8.6	0.0
Bermuda
Foreign:
Income tax paid (received), foreign	5.8	0.0
Other
Foreign:
Income tax paid (received), foreign	$ 3.9	$ 0.5